Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Gross impact of changes in fair value of derivatives designated as cash flow hedges on AOCI and net income
The following table summarizes the gross impact of changes in the fair value of derivatives designated as cash flow hedges on accumulated other comprehensive income (loss) and net income during the year ended December 31, 2019, December 31, 2018 and December 31, 2017 (in millions):

		Recognized in Net Income
For the Year Ended December 31,	Gain (Loss) Recognized in Accumulated Other Comprehensive Income	Classification of Gain (Loss)	Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income
2019
Foreign exchange contracts	$(113)	Net sales	$—
		Cost of goods sold	(69)
		Other, net	(16)
		Interest expense, net	(8)
Interest rate contracts	(22)
Total	$(135)		$(93)
2018
Foreign currency contracts	$2	Net sales	$(7)
		Cost of goods sold	15
		Other, net	20
		Interest expense, net	(4)
Interest rate contracts	1
Total	$3		$24
2017
Foreign currency contracts	$48	Net sales	$6
		Cost of goods sold	(47)
		Other, net	10
		Interest expense, net	—
Interest rate contracts	5
Total	$53		$(31)

Significant amounts reclassified out of each component of accumulated other comprehensive income (loss) in December 31, 2019 and 2018 consisted of the following:

	Amount Reclassified from Other Comprehensive Income (Loss)		Consolidated Statement of Operations line
	2019	2018
	(in millions)
Cash flow hedges	$—	$7	Net sales
	69	(15)	Cost of goods sold
	16	(20)	Other, net
	8	4	Interest expense
	(14)	2	Income taxes
	$79	$(22)
Change in retirement plans’ funded status:
Amortization of actuarial losses	$79	$85	*
Amortization of prior service cost	(123)	(82)	*
	—	1	Income taxes
	$(44)	$4
Total reclassifications, net of tax	$35	$(18)

(*)
These amounts are included in net periodic pension and other postretirement benefit cost. See “Note 12: Employee Benefit Plans and Postretirement Benefits” for additional information.
Summary of impact of changes in fair value of fair value hedges and derivatives not designated as hedging instruments on earnings
The following table summarizes the activity in accumulated other comprehensive income related to the derivatives held by the Company during the years ended December 31, 2019 and 2018:

(in millions)	Before-Tax Amount	Income Tax	After-Tax Amount
Accumulated derivative net losses as of December 31, 2018	$(20)	$(2)	$(22)
Net changes in fair value of derivatives	(135)	24	(111)
Net losses reclassified from accumulated other comprehensive income into income	93	(14)	79
Accumulated derivative net losses as of December 31, 2019	$(62)	$8	$(54)

(in millions)	Before-Tax Amount	Income Tax	After-Tax Amount
Accumulated derivative net losses as of December 31, 2017	$1	$—	$1
Net changes in fair value of derivatives	3	(4)	(1)
Net losses reclassified from accumulated other comprehensive income into income	(24)	2	(22)
Accumulated derivative net losses as of December 31, 2018	$(20)	$(2)	$(22)

(in millions)	Before-Tax Amount	Income Tax	After-Tax Amount
Accumulated derivative net losses as of December 31, 2016	$(83)	$(5)	$(88)
Net changes in fair value of derivatives	53	3	56
Net losses reclassified from accumulated other comprehensive income into income	31	2	33
Accumulated derivative net losses as of December 31, 2017	$1	$—	$1

The following tables summarize the impact that changes in the fair value of fair value hedges and derivatives not designated as hedging instruments had on earnings for the year ended December 31, 2019 and 2018:

		For the Year Ended December 31,
(in millions)	Classification of Gain	2019	2018	2017
Fair Value Hedges
Interest rate derivatives	Interest expense	$31	$9	$(12)

Not Designated as Hedges
Foreign exchange contracts	Other, Net	$(73)	$68	$(3)

Summary of fair value of derivatives
The fair values of CNH Industrial’s derivatives as of December 31, 2019 and December 31, 2018 in the condensed consolidated balance sheets are recorded as follows:

	December 31, 2019		December 31, 2018
(in millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments under Subtopic 815-20
Interest rate contracts	Derivative assets	44	Derivative assets	21
Foreign currency contracts	Derivative assets	17	Derivative assets	52
Total derivative assets designated as hedging instruments		61		73
Interest rate contracts	Derivative liabilities	29	Derivative liabilities	29
Foreign currency contracts	Derivative liabilities	69	Derivative liabilities	41
Total derivative liabilities designated as hedging instruments		98		70
Derivatives not designated as hedging instruments under Subtopic 815-20
Interest rate contracts	Derivative assets	—	Derivative assets	1
Foreign currency contracts	Derivative assets	12	Derivative assets	24
Total derivative assets not designated as hedging instruments		12		25
Interest rate contracts	Derivative liabilities	—	Derivative liabilities	—
Foreign currency contracts	Derivative liabilities	23	Derivative liabilities	38
Total derivative liabilities not designated as hedging instruments		23		38

Summary of fair value hierarchy levels
The following tables present for each of the fair-value hierarchy levels the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2019 and December 31, 2018:

	Level 1		Level 2		Total
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
	(in millions)
Assets
Foreign exchange derivatives	$—	$—	$29	$76	$29	$76
Interest rate derivatives	—	—	44	22	44	22
Investments	1	1	—	—	1	1
Total Assets	$1	$1	$73	$98	$74	$99
Liabilities
Foreign exchange derivatives	$—	$—	$(92)	$(79)	$(92)	$(79)
Interest rate derivatives	—	—	(29)	(29)	(29)	(29)
Total Liabilities	$—	$—	$(121)	$(108)	$(121)	$(108)

Summary of estimated fair market values
The estimated fair market values of financial instruments not carried at fair value in the condensed consolidated balance sheets as of December 31, 2019 and 2018 are as follows:

	December 31, 2019		December 31, 2018
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in millions)
Financing receivables	$19,428	$19,375	$19,167	$19,017
Debt	$24,854	$25,249	$24,445	$24,841